Document and Entity Information	Aug. 04, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 04, 2023
Entity Registrant Name	ATLANTA BRAVES HOLDINGS, INC.
Entity Incorporation, State or Country Code	NV
Securities Act File Number	001-41746
Entity Tax Identification Number	92-1284827
Entity Address, Address Line One	12300 Liberty Blvd.
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	720
Local Phone Number	875-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001958140
Amendment Flag	false
Series A Common Stock
Document Information [Line Items]
Title of 12(b) Security	Series A Common Stock
Trading Symbol	BATRA
Security Exchange Name	NASDAQ
Series C Common Stock
Document Information [Line Items]
Title of 12(b) Security	Series C Common Stock
Trading Symbol	BATRK
Security Exchange Name	NASDAQ